Convertible Note (Details) - Schedule of net carrying amount of the equity component	Dec. 31, 2021 USD ($)
Amount allocated to conversion option [Member]
Convertible Note (Details) - Schedule of net carrying amount of the equity component [Line Items]
Convertible Note – equity portion	$ 1,095,390
Issuance cost [Member]
Convertible Note (Details) - Schedule of net carrying amount of the equity component [Line Items]
Convertible Note – equity portion	182,743
Equity component, net [Member]
Convertible Note (Details) - Schedule of net carrying amount of the equity component [Line Items]
Convertible Note – equity portion	$ 912,647